Company Financial Statements (Parent Company Only) - Condensed Balance Sheets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Current assets
Cash and cash equivalents	¥ 17,329,612		¥ 18,586,274
Short-term deposits	11,388,834		12,931,757
Long-term deposits, current portion	3,020,317		452,326
Prepayments and other current assets	5,296,673		3,135,312
Total current assets	63,253,827		49,736,069
Non-current assets
Investments in subsidiaries and VIEs	703,316	$ 104,620	600,300	$ 90,055
Long-term investments	2,523,037		1,963,194		¥ 2,084,933	¥ 2,295,032
Total non-current assets	39,908,803		32,970,036
Total assets	103,162,630		82,706,105
Current liabilities
Accruals and other liabilities	12,538,698		8,650,636
Derivative liabilities	281,009		0
Total current liabilities	58,113,349		39,864,883
Non-current liabilities
Derivative liability	0		167,940
Total non-current liabilities	14,680,691		11,566,434
Total liabilities	72,794,040		51,431,317
SHAREHOLDERS' EQUITY
Additional paid-in capital	71,236,011		70,671,685
Accumulated deficit	(42,767,710)		(41,585,549)
Accumulated other comprehensive income	1,762,443		2,093,508
Total shareholders' equity	30,368,590		31,274,788		¥ 36,328,527	¥ 36,910,665
Total liabilities and shareholders' equity	103,162,630		82,706,105
Parent [Member]
Current assets
Cash and cash equivalents	1,167,864		1,651,285
Short-term deposits	9,898,566		11,938,371
Long-term deposits, current portion	574,758		0
Prepayments and other current assets	2,859		15,502
Total current assets	11,644,047		13,605,158
Non-current assets
Investments in subsidiaries and VIEs	18,141,770		17,114,366
Long-term investments	864,857		724,548
Total non-current assets	19,006,627		17,838,914
Total assets	30,650,674		31,444,072
Current liabilities
Accruals and other liabilities	1,075		1,344
Derivative liabilities	281,009		0
Total current liabilities	282,084		1,344
Non-current liabilities
Derivative liability	0		167,940
Total non-current liabilities	0		167,940
Total liabilities	282,084		169,284
SHAREHOLDERS' EQUITY
Additional paid-in capital	71,236,011		70,671,685
Statutory and other reserves	137,720		95,019
Accumulated deficit	(42,767,710)		(41,585,549)
Accumulated other comprehensive income	1,762,443		2,093,508
Total shareholders' equity	30,368,590		31,274,788
Total liabilities and shareholders' equity	30,650,674		31,444,072
Common Class A [Member]
SHAREHOLDERS' EQUITY
Common Stock, Value, Issued	105		104
Common Class A [Member] | Parent [Member]
SHAREHOLDERS' EQUITY
Common Stock, Value, Issued	105		104
Common Class B [Member]
SHAREHOLDERS' EQUITY
Common Stock, Value, Issued	21		21
Common Class B [Member] | Parent [Member]
SHAREHOLDERS' EQUITY
Common Stock, Value, Issued	¥ 21		¥ 21